Note 7 - Stockholders' Equity (Details Textual)				6 Months Ended
	Jan. 26, 2016 USD ($) shares	Jan. 15, 2016 USD ($) shares	Oct. 15, 2015 shares	Jun. 30, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Oct. 20, 2015 shares	Oct. 19, 2015 shares	Oct. 02, 2015 $ / shares shares	Dec. 31, 2014 $ / shares shares
Private Placement [Member]
Sale of Stock, Number of Shares Issued in Transaction		26,707,994		218,000
Number of Investors		37		2
Sale of Stock, Consideration Received on Transaction | $		$ 647,655
Chief Executive Officer [Member] | Common Stock Exchange for Patent Application [Member]
Stock Issued During Period, Shares, New Issues	200,000,000
Chief Executive Officer [Member]
Stock Issued During Period, Shares, New Issues	200,000,000		20,000,000
Stock Issued During Period, Value, New Issues | $	$ 20,000
Preferred Stock, Shares Issued				0	0				0
Preferred Stock, Shares Outstanding				0	0				0
Common Stock, Shares Authorized				500,000,000	500,000,000	500,000,000	100,000,000		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001	$ 0.0001				$ 0.0001
Preferred Stock, Shares Authorized				20,000,000	20,000,000			20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding				247,207,994	20,500,000				20,000,000